Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

The balances due to and due from related parties were as follows:

	As of June 30,
	2018	2017
Due from related parties:
Non-controlling shareholder of CLPS Beijing before acquisition of the remaining 30% equity on June 27, 2018	$-	$14,751
Non-controlling interest shareholder of Judge China	131,321	103,255
Total	$131,321	$118,006
Due to related parties
Shanghai Qisheng Co., Ltd (“Qisheng”), controlled by the Chairman of the Company	$-	$7,080
Non-controlling shareholder of JQ	45,615	-
Mr. Raymond Ming Hui Lin, CEO of the Company (i)	162,727	1,722,711
Total	$208,342	$1,729,791

(i)	Due to related parties mainly represents the unpaid bonus, dividends, wages and other benefit to the Company’s CEO.

Effective on December 9, 2017, the Board appointed Mr. Xiao Feng Yang as the Company’s Chairman and President, Mr. Raymond Ming Hui Lin as the Company’s chief executive officer (“CEO”) and director and Ms. Tian van Acken as the Company’s chief financial officer (“CFO”). Their employment term is five years starting on December 9, 2017. Mr. Xiao Feng Yang, Mr. Raymond Ming Hui Lin and Ms. Tian van Acken’s basic annual compensations are approximately $94,100, $71,400 and $93,010, respectively, with annual bonuses determined based on the sole direction of the Compensation Committee of the Board of Directors in accordance with criteria established by the Compensation Committee of the Board.

On May 17, 2017, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility”) which permits the Company to borrow up to approximately $753,100 (RMB 5,000,000) during the period from May 17, 2017 to May 16, 2018. The CMB Credit Facility is guaranteed by the CEO and Chairman and President of the Company as joint guarantors. In September, 2017, the Company borrowed the full credit amount (RMB 5,000,000) and the loans were repaid by May 2018. The credit facility was renewed on June 22, 2018, and the credit line was up to $1,543,115 (RMB 10,000,000).

On January 3, 2018, the Company entered into an additional credit facility with China Merchants Bank which permits the Company to borrow up to $1,111,712 (RMB 7,000,000). The Company borrowed $1,111,712 (RMB 7,000,000) with an interest rate at 5.655% per annum on February 9, 2018 and repaid the loan on July 2, 2018.

In fiscal 2018, the Company borrowed $4,152,377 (RMB 27,000,000) from CMB Credit Facility. As of June 30, 2018, the Company had a balance of $1,813,483 (RMB 12,000,000) with China Merchants Bank. These loans were repaid in July and August 2018 respectively.

On June 22, 2018, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility”) which permits the Company to borrow up to approximately $1,543,115 (RMB 10,000,000) during the period from July 11, 2018 to July 10, 2019. The CMB Credit Facility is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company, and Shanghai Small and Medium-sized Enterprises Policy Financing Guarantee Fund Management Centre as joint guarantors.